Basis of Presentation and Significant Accounting Policies - Schedule of Future Annual Amortization License Fee (Details) (10K) (Parenthetical)	12 Months Ended
Dec. 31, 2016 USD ($)
January 2017 [Member]
Royalties paid	$ 5,399
February 2017 [Member]
Royalties paid	$ 4,601